Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Life and health premiums, net	$ 127,000	[1]	$ 139,000	[1]	$ (20,459,000)	[1]
Contract charges	24,000	[1]	46,000	[1]	460,000	[1]
Net investment income	278,000		176,000		1,928,000
Debt Securities, Net realized investment gains					4,319
Other Income			293,000
Total revenues	429,000		654,000		(13,752,000)
Benefits and expenses
Life and health insurance claims and benefits, net	112,000	[1]	179,000	[1]	(20,028,000)	[1]
Interest credited to policyholder account balances	8,000	[1]	9,000	[1]	158,000	[1]
Operating and other expenses	137,000	[2]	86,000	[2]	1,087,000	[2]
Total benefits and expenses	257,000		274,000		(18,783,000)
Income (loss) before income taxes	172,000		380,000		5,031,000
Income tax expense (benefit)	11,000		249,000		1,679,000
Net income (loss)	161,000		131,000		3,352,000
Change in unrealized gains (losses), net of tax expense (benefit)	(47,000)	[3]	(154,000)	[3],[4]	390,000	[3],[5]
Other Comprehensive Income (Loss)	(47,000)		(154,000)		(2,264,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	114,000		(23,000)		1,088,000
Reinsurance recoverable from affiliate	25,199,000		25,525,000
Assets on deposit	349,937,000		89,313,000
Claim and policy benefit reserves - life and health	22,368,000		23,196,000
Policyholder account balances	353,549,000		93,047,000
Life and Health
Revenues
Life and health premiums, net	127,000		139,000
Contract charges	24,000		46,000
Net investment income	278,000		176,000
Other Income			293,000
Total revenues	429,000		654,000
Benefits and expenses
Life and health insurance claims and benefits, net	112,000		179,000
Interest credited to policyholder account balances	8,000		9,000
Operating and other expenses	137,000		86,000
Total benefits and expenses	257,000		274,000
Income (loss) before income taxes	172,000		380,000
Income tax expense (benefit)	11,000		249,000
Net income (loss)	161,000		131,000
Change in unrealized gains (losses), net of tax expense (benefit)	(47,000)		(154,000)
Other Comprehensive Income (Loss)	(47,000)		(154,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	114,000		(23,000)
Reinsurance recoverable from affiliate	25,199,000		25,525,000
Claim and policy benefit reserves - life and health	22,035,000		23,196,000
Policyholder account balances	3,612,000		3,734,000
Annuities
Benefits and expenses
Assets on deposit	349,937,000		89,313,000
Claim and policy benefit reserves - life and health	333,000
Policyholder account balances	$ 349,937,000		$ 89,313,000

[1]	Note 7.
[2]	Note 6.
[3]	Net of tax expense (benefit) - ($25).
[4]	Net of tax expense (benefit) - ($105).
[5]	Net of tax expense (benefit) - $210.